Convertible Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Convertible Notes Payable [Abstract]
Schedule of convertible notes payable
	Outstanding Principal as of	Outstanding Principal as of					Warrants granted
	March 31,	December 31,	Interest	Conversion		Maturity		Exercise
	2023	2022	Rate	Price		Date	Quantity	Price
The May 2022 Convertible Loan Agreement	-	50,092	11%	-	(*)	May-23	-	-
The May 2022 Convertible Note Offering	990,000	990,000	18%	2.00	(*)	November-22	4,000,000	$3.00 – $6.00
The July 2022 Convertible Note Offering	2,250,000	3,750,000	18%	0.20	(*)	March-23	2,150,000	$3.00 – $6.00
The First October 2022 Convertible Loan Agreement	104,250	104,250	10%	-	(*)	September-23
The Second October 2022 Convertible Loan Agreement	252,857	300,000	10%	-	(*)	October-23
The Third October 2022 Convertible Loan Agreement	-	866,650	10%	0.20	(*)	April-23
The December 2022 Convertible Loan Agreement	250,000	750,000	-%	0.20	(*)	April-23	562,500.00	$0.20
The January 2023 Loan Agreement	847,500	-	-%		(*)	June-23	-	$-
The February 2023 Loan Agreement	1,387,500	-	-%		(*)	June-23	-	$-
The March 2023 Loan Agreement	129,250	-	10%		(*)	March-24	-	$-
	6,211,357	6,810,992
Less: Debt Discount	(1,704,406)	(1,426,728)
Less: Debt Issuance Costs	(9,928)	(14,665)
	4,497,023	5,369,599

(*)	As subject to adjustment as further outlined in the notes

	Outstanding Principal as of December 31,	Outstanding Principal as of December 31,	Interest	Conversion		Maturity	Warrants granted
	2022	2021	Rate	Price		Date	Quantity	Exercise Price
The July 2021 Convertible Loan Agreement	-	168,850	6.0%	-	(*)	July -22	-	-
The May 2022 Convertible Loan Agreement	50,092	-	11%	-	(*)	May-23	-	-
The May 2022 Convertible Note Offering	990,000	-	18%	2.00	(*)	November-22	4,000,000	$3.00 – $6.00
The July 2022 Convertible Note Offering	3,750,000	-	18%	0.20	(*)	March-23	2,150,000	$3.00 – $6.00
The First October 2022 Convertible Loan Agreement	104,250	-	10%	-	(*)	September-23
The Second October 2022 Convertible Loan Agreement	300,000	-	10%	-	(*)	October-23
The Third October 2022 Convertible Loan Agreement	866,650	-	10%	0.20	(*)	April-23
The December 2022 Convertible Loan Agreement	750,000	-	-%	0.20	(*)	April-23	562,500.00	$0.20
	6,810,992	168,850
Less: Debt Discount	(1,426,728)	(8,120)
Less: Debt Issuance Costs	(14,665)	(1,537)
	5,369,599	159,193

(*)	As subject to adjustment as further outlined in the notes